Financial Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Income [Line Items]
Finance income	$ 2,411	$ 9,675	$ 9,685
Sociedad Minera Cerro Verde S.A.A. [Member]
Finance Income [Line Items]
Finance income	$ 2,350	$ 10,356	$ 28,089